Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits)	$ 30	$ (142)